Concession Financial Assets and Liabilities - Additional Information (Detail) R$ in Millions			11 Months Ended	12 Months Ended
	Jul. 01, 2016 BRL (R$)	Jan. 04, 2016 BRL (R$)	Nov. 30, 2017 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$) Plant	Dec. 31, 2015 BRL (R$)	Aug. 16, 2016 BRL (R$)	Dec. 31, 2014 BRL (R$)
Disclosure Of Financial Assets and Liabilities Of The Concession [Line Items]
Homologated amount							R$ 892
Financial assets				R$ 7,453	R$ 5,701
Remuneration payment period				8 years
Extensions of concessions, tariff maximum amount				R$ 993
Extension of the concessions				316
Adjustment of BRR of transmission assets				149
Transmission assets receivable				75
Adjusted regulatory remuneration base of assets				544
Net balance of assets deemed cost				816	547
Investments				7,792	R$ 8,694	R$ 9,717		R$ 8,040
Grant acquisition period					30 years
Acquisition payment percentage	35.00%	65.00%
Remaining 35% of acquisition payment		R$ 776
Remaining 35% of acquisition payment updated	R$ 828
Pass-throughs of funds			R$ 583	586	R$ 341	R$ 1,124
Jaguara hydroelectric plant [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [Line Items]
Investments				174
Sao simao hydroelectric plant [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [Line Items]
Investments				3
Miranda hydroelectric plant [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [Line Items]
Investments				23
Subsidiaries [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [Line Items]
Transmission assets receivable				548
Financial assets [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [Line Items]
Financial assets				7,084	5,303
Transmission Indemnity receivable [member] | Financial assets [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [Line Items]
Financial assets				R$ 1,928
Customer Charges - Tariff Flag Amounts [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [Line Items]
Pass-throughs of funds					R$ 3
Other disposals of assets [member] | Regulated market [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [Line Items]
Output sales percentage				70.00%
Other disposals of assets [member] | Electricity acquired in the Free Market [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [Line Items]
Output sales percentage				30.00%
Hydro electric Plant [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [Line Items]
Number of plants | Plant					18
Cost of acquisition					R$ 2,216